Goodwill and Other Intangible Assets 2 (Details) (USD $)	1 Months Ended	11 Months Ended	12 Months Ended
	Jun. 07, 2013	Dec. 29, 2013	Apr. 28, 2013	Apr. 29, 2012	Apr. 27, 2011
Finite Lived Intangible Assets [Line Items]
Amortization expense for trademarks and other intangible assets	$ 3,200,000	$ 46,900,000	$ 30,900,000	$ 31,800,000	$ 29,000,000
Future amortization expense for finite-lived intangible assets		82,400,000
Intangible assets not subject to amortization		13,020,000,000	981,300,000	1,040,000,000
Indefinite lived intangibles allocated to discontinued operations			14,600,000
Trademarks [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets not subject to amortization		12,130,000,000	846,900,000	895,900,000
Licenses [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets not subject to amortization		839,900,000	19,400,000	20,100,000
Recipes/processes [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets not subject to amortization			115,000,000	119,300,000
Other [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets not subject to amortization		45,600,000
Predecessor [Member]
Finite Lived Intangible Assets [Line Items]
Gross			837,256,000	845,728,000
Accumulated Amortization			(403,008,000)	(382,367,000)
Net			434,248,000	463,361,000
Predecessor [Member] | Licenses [Member]
Finite Lived Intangible Assets [Line Items]
Gross			208,186,000	208,186,000
Accumulated Amortization			(169,666,000)	(163,945,000)
Net			38,520,000	44,241,000
Predecessor [Member] | Customer-related assets [Member]
Finite Lived Intangible Assets [Line Items]
Gross			209,428,000	216,755,000
Accumulated Amortization			(77,310,000)	(69,244,000)
Net			132,118,000	147,511,000
Predecessor [Member] | Other [Member]
Finite Lived Intangible Assets [Line Items]
Gross			419,642,000	420,787,000
Accumulated Amortization			(156,032,000)	(149,178,000)
Net			263,610,000	271,609,000
Successor [Member]
Finite Lived Intangible Assets [Line Items]
Gross		1,520,255,000
Accumulated Amortization		(46,921,000)
Net		1,473,334,000
Successor [Member] | Licenses [Member]
Finite Lived Intangible Assets [Line Items]
Gross		119,714,000
Accumulated Amortization		(10,030,000)
Net		109,684,000
Successor [Member] | Customer-related assets [Member]
Finite Lived Intangible Assets [Line Items]
Gross		1,375,876,000
Accumulated Amortization		(35,773,000)
Net		1,340,103,000
Successor [Member] | Other [Member]
Finite Lived Intangible Assets [Line Items]
Gross		24,665,000
Accumulated Amortization		(1,118,000)
Net		$ 23,547,000